UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	03/31/2007

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Equinox Capital Management, LLC
Address:	590 Madison Avenue
           New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Laurie A Vicari
Title:	Chief Compliance Officer
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
      4/17/2007

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total: 	$1,222,760  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103     5224    91550 SH       SOLE                    91550
AETNA INC NEW COM              COM              00817Y108    24320   555389 SH       SOLE                   497689             57700
ALCOA INC.                     COM              013817101    24675   727875 SH       SOLE                   666425             61450
AMERICAN INTL GR               COM              026874107     5579    83000 SH       SOLE                    83000
ANADARKO PETE CO               COM              032511107    20492   476781 SH       SOLE                   435795             40986
AT&T INC COM                   COM              00206R102    34000   862280 SH       SOLE                   794259             68021
BANK OF AMERICA CORP           COM              060505104    49559   971365 SH       SOLE                   891265             80100
CARDINAL HEALTH INC. COMMON    COM              14149Y108    13157   180356 SH       SOLE                   164225             16131
CENTEX CORP                    COM              152312104    21948   525332 SH       SOLE                   478082             47250
CHEVRON CORP NEW COM           COM              166764100    43693   590767 SH       SOLE                   544002             46765
CHUBB CORP                     COM              171232101    28421   550052 SH       SOLE                   502810             47242
CITIGROUP INC.                 COM              172967101    54333  1058288 SH       SOLE                   967438             90850
COMCAST CORP CL K              COM              20030N200      394    15450 SH       SOLE                    15450
COMCAST CORP-CL A              COM              20030N101    10052   387375 SH       SOLE                   387375
COMERICA INC                   COM              200340107     7106   120200 SH       SOLE                   120200
COMMUNITY HLTH SYS NEW COM     COM              203668108     4508   127900 SH       SOLE                   127900
CONOCOPHILLIPS COM             COM              20825C104    29915   437681 SH       SOLE                   404281             33400
DOW CHEM CO                    COM              260543103    28819   628409 SH       SOLE                   573341             55068
EASTMAN KODAK CO               COM              277461109    20247   897488 SH       SOLE                   829122             68366
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    24644   890323 SH       SOLE                   800490             89833
FEDERAL HOME LN                COM              313400301    15175   255084 SH       SOLE                   234833             20251
FEDERATED DEPT S               COM              31410H101    24590   545829 SH       SOLE                   498329             47500
FIRSTENERGY CORP.              COM              337932107    20527   309887 SH       SOLE                   271437             38450
FORTUNE BRAND                  COM              349631101     1521    19300 SH       SOLE                    19300
GENERAL ELEC CO                COM              369604103    43380  1226815 SH       SOLE                  1115015            111800
HARTFORD FINL SVCS             COM              416515104    31460   329148 SH       SOLE                   301848             27300
HEWLETT PACKARD                COM              428236103     1975    49200 SH       SOLE                    49200
HOME DEPOT INC                 COM              437076102    17571   478256 SH       SOLE                   428606             49650
IBM CORP                       COM              459200101    41534   440637 SH       SOLE                   402437             38200
JABIL CIRCUIT INC              COM              466313103    11814   551797 SH       SOLE                   513147             38650
JOHNSON & JOHNSO               COM              478160104    19618   325559 SH       SOLE                   285009             40550
JPMORGAN CHASE & CO COM        COM              46625H100    48428  1000987 SH       SOLE                   923071             77916
KEYCORP                        COM              493267108     2051    54750 SH       SOLE                    54750
LENNAR CORP                    COM              526057104     4466   105800 SH       SOLE                   105800
LEXMARK INTL                   COM              529771107     5805    99300 SH       SOLE                    99300
LOEWS CORP                     COM              540424108     8116   178648 SH       SOLE                   155198             23450
MASSEY ENERGY CORP COM         COM              576206106     5040   210100 SH       SOLE                   210100
MCDONALDS CORP                 COM              580135101     2788    61888 SH       SOLE                    61888
MEADWESTVACO CORP COM          COM              583334107     6398   207450 SH       SOLE                   207450
MORGAN STANLEY                 COM              617446448    11085   140740 SH       SOLE                   135900              4840
MOTOROLA INC                   COM              620076109     5773   326700 SH       SOLE                   326700
NORTHROP GRUMMAN CORP          COM              666807102    27721   373496 SH       SOLE                   344246             29250
OCCIDENTAL PETE                COM              674599105    15664   317667 SH       SOLE                   284817             32850
OWENS-ILLINOIS                 COM              690768403     4708   182700 SH       SOLE                   182700
PACTIV CORP COM                COM              695257105     2082    61700 SH       SOLE                    61700
PFIZER INC                     COM              717081103    35623  1410249 SH       SOLE                  1298822            111427
PPL CORP COM                   COM              69351T106     7611   186100 SH       SOLE                   186100
PROCTER & GAMBLE               COM              742718109    27524   435789 SH       SOLE                   397139             38650
REALOGY CORP COM               COM              75605E100     2643    89275 SH       SOLE                    89275
ROYAL CARIBBEAN CRUISE         COM              V7780T103    14396   341459 SH       SOLE                   308361             33098
SAFEWAY STORES                 COM              786514208     2330    63600 SH       SOLE                    63600
SARA LEE CORP                  COM              803111103     3497   206700 SH       SOLE                   206700
SMURFIT-STONE CONTAINER CORP.  COM              832727101     4316   383300 SH       SOLE                   383300
SPRINT NEXTEL CORP COM FON     COM              852061100    21010  1108098 SH       SOLE                  1005148            102950
TEVA PHARMACEUTCL INDS ADR     COM              881624209    23038   615493 SH       SOLE                   564043             51450
TEXAS INSTRS INC               COM              882508104    12120   402663 SH       SOLE                   355663             47000
TIDEWATER INC                  COM              886423102    15496   264520 SH       SOLE                   244520             20000
TRAVELERS GROUP INC.           COM              89417E109     6917   133610 SH       SOLE                   113515             20095
TYCO INTL LTD NEW COM          COM              902124106     6837   216700 SH       SOLE                   216700
UNION PAC CORP COM             COM              907818108    24653   242771 SH       SOLE                   221921             20850
UNITED TECHNOLOG               COM              913017109    22694   349133 SH       SOLE                   319883             29250
UNUM GROUP                     COM              91529Y106     6489   281750 SH       SOLE                   281750
VERIZON COMMUNICATIONS COM     COM              92343V104    29890   788242 SH       SOLE                   728042             60200
WACHOVIA CORP 2ND NEW COM      COM              929903102    46531   845251 SH       SOLE                   775302             69949
WASHINGTON MUTUAL INC.         COM              939322103    32304   800000 SH       SOLE                   727959             72041
WILLIAMS COS INC               COM              969457100     1728    60700 SH       SOLE                    60700
WYETH COM                      COM              983024100    22388   447501 SH       SOLE                   422301             25200
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     1919    56190 SH       SOLE                    56190
XL CAPITAL LTD.                COM              G98255105    20427   291984 SH       SOLE                   256393             35591